Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2023	2022
Cost:

Computer and peripheral equipment	$10,706	$10,629
Office furniture and equipment	6,200	4,988
Machinery and equipment	37,614	37,702
Leasehold improvements	24,946	21,373
Building and land	20,091	19,947

	99,557	94,639

Accumulated depreciation	(48,652)	(34,176)

Property, plant and equipment, net	$50,905	$60,463

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 were $14,852 , $10,583, and $5,252, respectively.

For the year ended December 31, 2023, depreciation expenses of $2,395 were recorded as a result of the Company’s restructuring (see Note 2ac).